The main assets, liabilities or interests covered by insurance and their maximum indemnity limits are as follows: (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Operating Risks [Member]
IfrsStatementLineItems [Line Items]
Amount of insured assets	R$ 550,000
General Liability R C G [Member]
IfrsStatementLineItems [Line Items]
Amount of insured assets	80,000
Cybernetic Risks Cyber [Member]
IfrsStatementLineItems [Line Items]
Amount of insured assets	R$ 30,001
Vehicles Executive And Operational Fleets [Member]
IfrsStatementLineItems [Line Items]
Description of insured assets	1,000 for optional civil liability (property damage and bodily harm) and R$ 100 for pain and suffering.